Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (56,271)	$ (68,138)
Reconciliation of net loss to net cash used in operating activities
Share-based compensation expense	5,435	28,912
Foreign exchange gains or losses	(364)	(152)
Depreciation expense	1,100	669
Fair value movements – warrants and derivative	(9,607)	6,282
Capitalized interest	6,942	10,885
Non-cash transaction costs on financing facility	841
Changes in operating assets and liabilities
Accounts receivable	(28,843)	(35,475)
Inventory	(51,152)	1,888
Accounts payable	32,014	23,007
Employee benefits	117	(12,459)
Other liabilities	24,293	28,330
Other assets	(3,218)	(7,733)
Net cash used in operating activities	(78,711)	(23,984)
Cash flows from investing activities
Payments for property, plant and equipment	(4,944)	(2,576)
Net cash used in investing activities	(4,944)	(2,576)
Cash flows from financing activities
Proceeds from borrowings – external parties	150,000	28,645
Proceeds from borrowings – related parties	30,000
Proceeds from convertible notes including derivative		73
Repayment of borrowings – external parties	(95,205)	(10)
Repayment of borrowings – related parties	(45)
Transaction costs for borrowings	(5,841)
Net cash provided by financing activities	78,909	28,708
Effects of exchange rate changes on cash and cash equivalents	2,544	(3)
Net increase (decrease) in cash and cash equivalents	(4,746)	2,148
Cash and cash equivalents at the beginning of the period	70,753	6,157
Cash and cash equivalents end of the period	68,551	8,302
Supplemental information to the condensed consolidated statement of cash flows:
Cash paid for interest, net of amounts capitalised	7,962	2,238
Non-cash movements in relation to property, plant and equipment	256
Non-cash movement in relation to Right of Use Assets	(96)	210
Cash paid in relation to lease liabilities	1,755	$ 1,497
Cashless conversion of warrants into common shares	$ 3,022